Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Property And Equipment

Property, plant and equipment are depreciated using the straight-line method based on the estimated useful lives of the assets as follows:

●	Buildings	15 - 20 years
●	Land	Indefinite
●	Machinery	3 – 15 years
●	Electronic equipment	3 – 15 years
●	Leasehold improvements and property improvements	3 – 15 years
●	Containerized solution	4 – 8 years
●	Graphics Processing Unit (“GPU”) equipment	4 years
●	Mining rigs	2 – 3 years
●	Others	3 – 10 years

Schedule of Estimated Weighted Average Useful Lives

The estimated weighted average useful lives from the date of purchases are as follows:

●	Rights to electrical capacity	Lease term of the datacenter or the access rights period
●	Technologies	3 years
●	Patents, trademarks, royalties and other rights	3 - 5 years
●	Software	3 -10 years

Schedule of Revenue

Details of revenues for each category are as follows:

	Six months ended June 30,
In thousands of USD	2026	2025
Net Service Revenues
Self-mining	315,226	96,538
Co-mining	34,002	-
Cloud hash rate	7,425	51
General hosting	8,226	18,960
Membership hosting	26,529	30,868
AI cloud services	17,689	2,691
Others (1)	2,943	2,905

Net Product Revenues
Sale of mining rigs and accessories	4,087	73,554
Others (2)	1,587	143
Total revenues	417,714	225,710

(1)	Other service revenues primarily comprise revenue from the provision of technical and human resources services, repair services for hosted mining rigs, the leasing of property, plant and equipment, and cloud hosting arrangements.

(2)	Other product revenues primarily comprise revenue from the sale of mining rig peripherals and containerized solution products.